Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues from sale of products	$ 9,613	$ 7,445	$ 3,393
Revenues from development services	12,372	13,935	10,678
Revenues from license agreements	1,778	383	17,718
Total revenues	23,763	21,763	31,789
Cost of revenues	14,992	14,218	11,849
Gross profit	8,771	7,545	19,940
Research and development, net of Participations	10,256	7,698	4,969
Selling and marketing	3,388	3,228	4,064
General and administrative	6,348	5,459	5,242
Other expenses	0	0	1,172
Total operating expenses	19,992	16,385	15,447
Operating profit (loss)	(11,221)	(8,840)	4,493
Financial income	11	843	556
Financial expense	(2,314)	(1,279)	(2,983)
Financing expenses, net	(2,303)	(436)	(2,427)
Profit (loss) before taxes on income	(13,524)	(9,276)	2,066
Taxes on income	(27)	0	0
Profit (loss) from continuing operations	(13,551)	(9,276)	2,066
Profit from discontinued operations	0	80	2,889
Net profit (loss) for the year	(13,551)	(9,196)	4,955
Other comprehensive income (loss):
Foreign currency translation adjustments	21	(23)	8
Total comprehensive income (loss)	$ (13,530)	$ (9,219)	$ 4,963
Basic and diluted net profit (loss) per share from continuing operations	$ (0.50)	$ (0.34)	$ 0.08
Basic And Diluted Net Profit Per Share From Discontinued Operations	0	0	0.10
Total Basic and diluted net profit (loss) per share - USD	$ (0.50)	$ (0.34)	$ 0.18
Number of shares used in calculating basic and diluted profit (loss) per share	27,244,475	27,209,878	27,178,839